UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                                    FORM 13F

                               Form 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended:  March 31, 2006

           Check here if Amendment [ ]; Amendment Number: ___________

                        This Amendment (Check only one.):

                              [ ] is a restatement

                         [ ] adds new holdings entries.



              Institutional Investment Manager Filing this Report:


                  Name:  W.R. Huff Asset Management Co., L.L.C.

   Address: 1776 On The Green, 67 Park Place, 9th Floor, Morristown, NJ 07960
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                         Form 13F File Number: 28-10831
                        ---------------------------------

         The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.



Person Signing this Report on Behalf of Reporting Manager:


Name:    Edward T. Dartley
         -----------------------

Title:   Counsel
         -----------------------

Phone:   (973) 984-1233
         -----------------------

Signature, Place, and Date of Signing:

/s/ Edward T. Dartley                   Morristown, NJ            May 12, 2006
---------------------------        ------------------------   ------------------
[Signature]                            [City, State]                [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE

                                 Report Summary



Number of Other Included Managers:        0
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Form 13F Information Table Entry Total:   7
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Form 13F Information Table Value Total:   $ 891,293  (thousands)
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List of Other Included Managers:          None

                           FORM 13F INFORMATION TABLE
                                 March 31, 2006



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    Column 1                   Column 2     Column 3     Column 4        Column 5         Column 6   Column 7        Column 8

                               Title of                 Value     Shares or   SH/ Put/  Investment  Other        Voting Authority
  Name of Issuer                Class       CUSIP      (x$1000)   Prin. Amt.  PRN Call  Discretion  Managers    Sole  Shared  None
------------------------------------------------------------------------------------------------------------------------------------

CKX Inc                         Com         12562M106    186,652    14,280,923  SH       SOLE                 14,280,923
Clear Channel Communications    Com         184502102     11,317       390,100  SH       SOLE                    390,100
Cox Radio Inc                   CL A        224051102      2,671       199,000  SH       SOLE                    199,000
Cumulus Media Inc               CL A        231082108      1,999       177,500  SH       SOLE                    177,500
Entercom Communications Corp    CL A        293639100      5,849       209,500  SH       SOLE                    209,500
Hercules Inc                    Com         427056106      1,151        83,400  SH       SOLE                     83,400
NTL Inc New                     Com         62940W101    681,654    23,416,486  SH       SOLE                 23,416,486



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This report includes  holdings of certain  separately  managed  accounts of W.R.
Huff Asset Management Co., L.L.C. and of certain other limited liability companies and of limited partnerships affiliated with Huff Asset Management. William R. Huff possesses sole power to vote and direct the disposition of all securities held in such separately managed accounts of Huff Asset Management and of such other limited liability companies and limited partnerships affiliated with Huff Asset Management. This report does not include direct or indirect personal holdings, if any, of William R. Huff.